Long-Term Debt - Debt Extinguishment and Modification Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Write off of debt issuance costs	$ 322		$ 4,110
Debt modification costs	150		150		$ 1,794	$ 208
Write off of loan discounts			1,374
Debt extinguishment and modification costs	$ 472	$ 0	$ 5,634	$ 0	$ 5,253	$ 1,466	$ 0